Schedule of Investments (Unaudited)
Pax Balanced Fund	September 30, 2019

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
AFFILIATED INVESTMENT COMPANIES: 96.1%
Pax Core Bond Fund (a)	66,350,045	$687,389,369
Pax Ellevate Global Women's Index Fund (a)	770,268	20,011,561
Pax ESG Beta Dividend Fund (a)	9,633,291	119,452,806
Pax Global Environmental Markets Fund (a)	1,478,119	23,103,002
Pax Global Opportunities Fund (a)	2,508,131	28,216,470
Pax High Yield Bond Fund (a)	3,222,346	21,525,272
Pax Large Cap Fund (a)	70,866,979	688,827,038
Pax MSCI EAFE ESG Leaders Index Fund (a)	15,443,356	134,048,331
Pax Small Cap Fund (a)	2,158,328	30,000,761

TOTAL AFFILIATED INVESTMENT COMPANIES		1,752,574,610
(Cost $1,679,765,982)

MONEY MARKET: 4.5%
State Street Institutional U.S. Government Money Market Fund, 1.880% (b)(c)	82,667,863	82,667,863
(Cost $82,667,863)

TOTAL INVESTMENTS: 100.6%		1,835,242,473
(Cost $1,762,433,845)

Other assets and liabilities - (net):- 0.6%		(10,702,582)

Net Assets: 100.0%		$1,824,539,891

(a)	Institutional Class shares
(b)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(c)	Premier Class shares